March 4, 2025

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Midcap Index Fund, Inc.
 1933 Act File No.: 33-41078
 1940 Act File No.: 811-06325
 CIK No.: 0000875732

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and Statement of Additional Information, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 56 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 26, 2025.

Please address any comments or questions to my attention at (412) 234-2722.

Sincerely,

/s/ Lori Close
Lori Close
Associate, Paralegal II